Derivative Instruments (Schedule Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other comprehensive Income, net	$ 208	$ (492)
Gain (loss) Recognized in Statements of Income, net	1,496	(554)	128
Foreign Exchange Option And Forward Contract [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other comprehensive Income, net	208
Foreign Exchange Option And Forward Contract [Member] | Operating Expense [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) Recognized in Statements of Income, net	72	(267)	503
Foreign Exchange Forward Contracts [Member] | Financial Expense [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) Recognized in Statements of Income, net	$ 1,424	$ (287)	$ (375)